11. Commitments and Contingencies (Details Narrative) (September 30, 2019) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 20, 2019	Sep. 30, 2018	Dec. 31, 2018
Consulting fee commitment	$ 348,853			$ 348,853
Operating lease tenant improvement allowance	1,352,790			1,352,790
Operating lease expense	711,302	$ 706,160		2,079,800		$ 2,420,717
Payment for investment			$ 0	3,500,000		0	$ 0
Balance in escrow account	4,950,000	0	$ 0	4,950,000		0	$ 0
Chief Executive Officer [Member]
Restricted stock granted, shares					17,668
Restricted stock granted, value					$ 100,000
Simon Agreement [Member]
Balance in escrow account	4,950,000			4,950,000
TV Azteca [Member]
Payment for investment				3,500,000
Obligation to be paid March 1, 2020	1,500,000			1,500,000
Obligation to be paid March 1, 2021	1,000,000			1,000,000
Obligation to be paid March 1, 2022	1,000,000			1,000,000
General and Administrative Expense [Member]
Operating lease expense	166,163	238,889		717,102		736,679
In-person [Member] | Cost of Revenues [Member]
Operating lease expense	448,861	370,993		1,073,864		1,395,203
Deferred Production Costs [Member]
Operating lease expense	$ 96,278	$ 96,278		$ 288,835		$ 288,835